Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Discourse of Share-based Payment Transactions [Abstract]
Schedule of expense recognized for services received from employees and other service providers
	Year ended December 31,
	2020	2019	2018
Research and development expenses	$69	$165	$109
General and administrative expenses	22	388	495

	$91	$553	$604

Schedule of black-Scholes option pricing model
Dividend yield (%)	0
Expected volatility (%)	76
Risk-free interest rate (%)	2.61
Expected life of share options (years)	10
	October 10, 2019	December 31, 2019
Underlying ADS price	154	78.12
Dividend yield (%)	0	0
Expected volatility (%)	70	73
Risk-free interest rate (%)	1.67	1.91
Expected life of share options (years)	10	9.78

Schedule of share options and weighted average exercise prices of share options
	Number of Share Options	Weighted average exercise price	Number of ADS Options	Weighted average exercise price
2020		USD		USD
Share/ADS Options outstanding at the beginning of the year	2,101,402	$2.41	15,010	$337.40
Share/ADS Options granted during the year	-	-	-	-
Share/ADS Options forfeited during the year	(1,311,402)	2.50	(18,734)	175.00
Share/ADS Options expired during the year	-	-	-	-

Share/ADS Options outstanding at the end of the year	790,000	2.41	11,285	168.70

Share/ADS Options exercisable at the end of the year	498,660	3.41	7,120	168.70

2019:
Share/ADS Options outstanding at the beginning of the year	890,652	$3.00	6,361	$432.60
Share/ADS Options granted during the year	1,282,000	1.60	9,157	236.60
Share/ADS Options forfeited during the year	(18,750)	2.80	(134)	392.00
Share/ADS Options expired during the year	(52,500)	3.80	(375)	532.00

Share/ADS Options outstanding at the end of the year	2,101,402	2.41	15,010	337.40

Share/ADS Options exercisable at the end of the year	828,484	3.41	5,918	467.60